Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables (Detail) - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	$ 15,034,220
Financial assets ending balance	17,987,228	$ 15,034,220
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(229)	(120)	$ (117)
Provision for impairment loss		(109)	(3)
Reversal of impairment loss	55
Financial assets ending balance	(174)	(229)	(120)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(2,669)	(1,910)	(1,620)
Provision for impairment loss		(759)	(290)
Reversal of impairment loss	215
Financial assets ending balance	(2,454)	(2,669)	(1,910)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(45)	(16)	(10)
Provision for impairment loss		(29)	(6)
Reversal of impairment loss	32
Financial assets ending balance	$ (13)	$ (45)	$ (16)